SCHEDULE OF PROPERTY AND EQUIPMENT (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.		$ 638,587	$ 650,621
Less: accumulated depreciation	$ (599,351)	(602,214)	(601,940)
Property and equipment net	36,819	36,373	$ 48,681
TRAQIQ Solutions Private Limited [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.	628,026	638,587
Rohuma US [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.	1,100
Rohuma India [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.	4,117
MIMO Technologies PVT Ltd [Member]
Property, Plant and Equipment [Line Items]
Property and equipment - TRAQ Pvt Ltd.	$ 2,927
Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life		3 years
Minimum [Member] | TRAQIQ Solutions Private Limited [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Minimum [Member] | Rohuma US [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Minimum [Member] | Rohuma India [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Minimum [Member] | MIMO Technologies PVT Ltd [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Life		10 years
Maximum [Member] | TRAQIQ Solutions Private Limited [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years
Maximum [Member] | Rohuma US [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years
Maximum [Member] | Rohuma India [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years
Maximum [Member] | MIMO Technologies PVT Ltd [Member]
Property, Plant and Equipment [Line Items]
Estimated Life	10 years